Consolidated VIEs and Noncontrolling Interests - JapanCo (Details) - USD ($) $ in Millions	12 Months Ended		24 Months Ended	48 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2017
JapanCo
Variable Interest Entity [Line Items]
Noncontrolling interest ownership					50.00%
Affiliate of SBG | JapanCo
Variable Interest Entity [Line Items]
Payments to noncontrolling interests	$ 100.0	$ 100.0	$ 300.0	$ 500.0